Contract Liability and Receivable - Schedule of Contract Revenues and Liabilities (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of revenue from contracts with customers [Abstract]
Balance, beginning of the year	$ 6,730,287	$ 6,730,287		$ 6,182,580
Regional licensing agreement	0		$ 547,707
Revenue recognized in the year		0		0
Balance, end of the year	6,730,287	6,730,287	6,730,287	6,730,287
Contract liability - current					$ 0	$ 927,400
Contract liability - non-current					6,730,287	5,802,887
Contract liabilities	$ 6,730,287	$ 6,730,287	$ 6,730,287	$ 6,730,287	$ 6,730,287	$ 6,730,287